Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Operating Expenses [Abstract]
Schedule of Other Operating Expenses Included in Consolidated Statements of Profit or Loss and Other Comprehensive Income

Other operating expenses included in the consolidated statements of profit or loss and other comprehensive income are as follows:

	For the year ended December 31,
	2025	2024	2023
	US$	US$	US$
Other operating expenses
Cost of production	8,206	7,102	3,761
Cost of hotel operation	11,774	8,510	3,477
Marketing and brand promotional expenses	1,030	638	649
Premises costs and office utilities
—Premises costs	313	3,639	4,970
—Office utilities	9	7	417
	322	3,646	5,387

Traveling and business development expenses	195	272	223
Commissions and bank charges	241	302	232
Office and maintenance expenses	11	5	274
Administrative service fee	4,618	4,615	4,597
Legal and professional related fees	3,637	5,644	5,631
Staff recruitment expenses	—	1,039	1,272
Others
—Depreciation of property, plant and equipment	9,904	6,730	1,766
—Amortization of intangible assets	9	115	857
—Foreign exchange differences, net	(796)	228	225
—Other expenses	2,159	627	1,000
	11,276	7,700	3,848
	41,310	39,473	29,351